Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Components of Income Before Provision for Income Taxes
The components of income before income tax expense are as follows:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Ireland	$432,963	$231,893	$280,310
United States	(270,440)	(278,413)	41,950
Other	405,328	243,200	58,945
Income before income tax expense	$567,851	$196,680	$381,205

Summary of Components of Provision for Income Taxes
The components of income tax expense are as follows:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Income tax expense:
Current tax expense:
Ireland	$53,248	$18,469	$28,963
United States	60,753	35,478	3,022
Other	70,395	48,003	14,963
Total current tax expense	184,396	101,950	46,948

Deferred tax (benefit)/expense:
Ireland	(6,166)	553	1,654
United States	(118,475)	(52,717)	4,577
Other	(344)	(8,452)	(5,304)
Total deferred tax (benefit)/expense	(124,985)	(60,616)	927

Income tax expense allocated to continuing operations	59,411	41,334	47,875

Income tax expense was allocated to the following components of other comprehensive income:
Currency impact on long term funding	7,211	1,776	68

Total	$66,622	$43,110	$47,943

Schedule of Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate	The Company's consolidated reported income tax expense differed from the amount that would result from applying the Irish statutory rate as set forth below:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2021:12.5%; 2020:12.5%)	$70,980	$24,586	$47,651
Rate differential from amortization of intangible assets	(59,330)	(31,228)	(2,298)
Foreign and other income taxed at higher rates	52,464	51,273	10,241
Research & development tax incentives	(2,608)	(3,120)	(1,243)
Movement in valuation allowance	(777)	3,101	3,581
Effects of change in tax rates	(300)	(128)	108
Change in unrecognized tax benefits	8,392	5,246	(1,672)
Impact of stock compensation	(8,756)	(9,083)	(5,150)
Other	(654)	687	(3,343)
Income tax expense	$59,411	$41,334	$47,875

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31, 2022	December 31, 2021
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$10,927	$19,606
Operating right-of-use-assets	23,260	33,449
Goodwill	37,150	33,354
Intangible assets	1,078,302	1,201,086
Other	9,054	1,761
Total deferred tax liabilities recognized	1,158,693	1,289,256

Deferred tax assets:
Operating loss and tax credits carryforwards	88,697	86,893
Property, plant and equipment	6,010	5,846
Operating lease liabilities	27,593	36,106
Intangible assets	3,602	4,596
Accrued expenses and unbilled revenue	64,016	69,198
Stock compensation	21,862	25,557
Deferred compensation	2,917	3,445
Unearned revenue	66,565	64,924
Other	9,155	602
Total deferred tax assets	290,417	297,167
Valuation allowance for deferred tax assets	(43,379)	(45,495)
Deferred tax assets recognized	247,038	251,672
Overall net deferred tax asset/(liability)	$(911,655)	$(1,037,584)

Schedule of Expected Expiry Dates of NOL's	The expected expiry dates of the US NOLs are as follows:

	Federal NOL's	State NOL's
	(in thousands)
2023-2036	$5,268	$249,530
2033-2041	—	145,632
Indefinite	95	6,736

	$5,363	$401,898

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
	(in thousands)
Unrecognized tax benefits at start of year	$202,065	$19,078	$20,156
Increase related to acquired tax positions		170,047	—
Increase related to prior year tax positions	16,098	204	401
Decrease related to prior year tax positions	(5,442)	(1,695)	(1,271)
Increase related to current year tax positions	5,701	18,613	2,931
Settlements	—	(844)	(369)
Lapse of statute of limitations	(838)	(3,338)	(2,770)
Unrecognized tax benefits at end of year	$217,584	$202,065	$19,078